Leases - Summary of Cash Flow Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease right-of-use asset	$ 9,974	$ 10,864	$ 13,219
Accrued rent	819	877	835
Total operating lease right-of-use asset, net	9,155	9,987	12,384
Short-term operating lease liabilities	3,014	3,033	2,795
Long-term operating lease liabilities	6,960	7,831	10,424
Total operating lease liabilities	9,974	10,864	13,219
Cash paid for amounts included in the measurement of operating lease liabilities	$ 871	$ 3,192	$ 2,500